COVID-19 Government Subsidies	12 Months Ended
Dec. 31, 2023
Government Subsidies [Abstract]
COVID-19 Government Subsidies	COVID-19 GOVERNMENT SUBSIDIES:
We qualified for COVID-19-related subsidies (COVID Subsidies) during 2021 from various government authorities. In 2021, we recorded an aggregate of approximately $11 in COVID Subsidies, which we recognized as a reduction of approximately $8 to the related expenses in cost of sales and approximately $3 to the related expenses in SG&A, on our consolidated statement of operations. In 2022 and 2023, we did not apply for, and did not receive, any COVID Subsidies.